Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands		3 Months Ended
	Aug. 06, 2025	Jul. 31, 2025	Jul. 31, 2024	Apr. 30, 2025
Disclosure Of Nature Of Operations [Line Items]
Operating losses		$ 2,959	$ 3,999
Accumulated deficit		131,753		$ 128,794
Cash on hand		$ 5,000
IPA Europe B V
Disclosure Of Nature Of Operations [Line Items]
Total enterprise value	$ 12,000
Net proceeds received	$ 11,700